Annual Fund Operating Expenses - Xtrackers J P Morgan ESG Emerging Markets Sovereign ETF - Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Oct. 01, 2021
Operating Expenses:
Management fee	0.35%
Other Expenses	none
Total annual fund operating expenses	0.35%